Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2015 Fund
June 30, 2026
Z15-NPRT1-0826
1.9884234.109
Bond Funds - 59.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	40,114	401,142
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	14,838	113,657
Fidelity Series Corporate Bond Fund (a)	21,899	204,754
Fidelity Series Emerging Markets Debt Fund (a)	1,956	16,955
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	434	4,189
Fidelity Series Floating Rate High Income Fund (a)	351	3,041
Fidelity Series Government Bond Index Fund (a)	37,819	343,776
Fidelity Series High Income Fund (a)	343	3,070
Fidelity Series International Credit Fund (a)	8	70
Fidelity Series International Developed Markets Bond Index Fund (a)	17,913	152,981
Fidelity Series Investment Grade Bond Fund (a)	31,372	315,915
Fidelity Series Investment Grade Securitized Fund (a)	20,767	188,146
Fidelity Series Long-Term Treasury Bond Index Fund (a)	20,440	108,947
Fidelity Series Real Estate Income Fund (a)	302	3,053
TOTAL BOND FUNDS (Cost $1,835,347)		1,859,696

Domestic Equity Funds - 20.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	5,189	141,345
Fidelity Series Commodity Strategy Fund (a)	449	48,136
Fidelity Series Large Cap Growth Index Fund (a)	2,888	90,324
Fidelity Series Large Cap Stock Fund (a)	3,146	92,880
Fidelity Series Large Cap Value Index Fund (a)	7,887	167,051
Fidelity Series Small Cap Core Fund (a)	1,654	26,861
Fidelity Series Small Cap Opportunities Fund (a)	867	17,514
Fidelity Series Value Discovery Fund (a)	3,210	59,900
TOTAL DOMESTIC EQUITY FUNDS (Cost $383,594)		644,011

International Equity Funds - 19.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	2,273	47,549
Fidelity Series Canada Index Fund (a)	1,387	13,869
Fidelity Series Emerging Markets Fund (a)	2,948	44,983
Fidelity Series Emerging Markets Opportunities Fund (a)	5,589	179,615
Fidelity Series International Growth Fund (a)	4,015	86,605
Fidelity Series International Index Fund (a)	1,988	33,060
Fidelity Series International Small Cap Fund (a)	1,316	24,886
Fidelity Series International Value Fund (a)	5,087	85,157
Fidelity Series Overseas Fund (a)	5,306	85,899
Fidelity Series Select International Small Cap Fund (a)	192	2,973
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $370,272)		604,596

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a) (Cost $1,078)	107	1,071

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,590,291)	3,109,374
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	3,109,374

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	701,987	79,220	385,096	424	2,782	2,249	401,142	40,114
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	228,454	8,251	125,827	121	(9,841)	12,620	113,657	14,838
Fidelity Series Blue Chip Growth Fund	251,622	8,148	173,956	-	87,238	(31,707)	141,345	5,189
Fidelity Series Canada Fund	128,484	2,289	87,614	-	21,466	(17,076)	47,549	2,273
Fidelity Series Canada Index Fund	-	13,869	-	-	-	-	13,869	1,387
Fidelity Series Commodity Strategy Fund	97,040	20,564	68,991	-	8,044	(8,521)	48,136	449
Fidelity Series Corporate Bond Fund	411,578	14,980	222,598	3,604	351	443	204,754	21,899
Fidelity Series Emerging Markets Debt Fund	31,909	1,362	17,374	329	1,874	(816)	16,955	1,956
Fidelity Series Emerging Markets Debt Local Currency Fund	8,128	215	4,405	-	494	(243)	4,189	434
Fidelity Series Emerging Markets Fund	72,867	4,936	46,366	-	17,230	(3,684)	44,983	2,948
Fidelity Series Emerging Markets Opportunities Fund	292,252	19,262	189,530	-	67,657	(10,026)	179,615	5,589
Fidelity Series Floating Rate High Income Fund	5,820	346	3,146	76	(67)	88	3,041	351
Fidelity Series Government Bond Index Fund	690,749	29,584	373,487	4,722	(13,134)	10,064	343,776	37,819
Fidelity Series Government Money Market Fund	928	3,568	4,496	8	-	-	-	-
Fidelity Series High Income Fund	5,861	260	3,148	68	168	(71)	3,070	343
Fidelity Series International Credit Fund	68	-	-	1	-	2	70	8
Fidelity Series International Developed Markets Bond Index Fund	291,309	20,904	159,649	2,442	(6,077)	6,494	152,981	17,913
Fidelity Series International Growth Fund	169,585	2,962	104,970	-	25,317	(6,289)	86,605	4,015
Fidelity Series International Index Fund	65,814	1,166	38,754	-	12,379	(7,545)	33,060	1,988
Fidelity Series International Small Cap Fund	56,588	-	36,254	-	8,239	(3,687)	24,886	1,316
Fidelity Series International Value Fund	169,968	4,394	98,314	-	31,732	(22,623)	85,157	5,087
Fidelity Series Investment Grade Bond Fund	637,607	24,096	343,852	4,827	(6,718)	4,782	315,915	31,372
Fidelity Series Investment Grade Securitized Fund	385,056	12,222	208,449	3,024	(4,337)	3,654	188,146	20,767
Fidelity Series Large Cap Growth Index Fund	160,446	7,924	101,768	343	47,032	(23,310)	90,324	2,888
Fidelity Series Large Cap Stock Fund	169,047	3,141	97,673	-	35,161	(16,796)	92,880	3,146
Fidelity Series Large Cap Value Index Fund	297,727	8,859	172,507	-	49,890	(16,918)	167,051	7,887
Fidelity Series Long-Term Treasury Bond Index Fund	116,962	67,576	75,305	943	(2,486)	2,200	108,947	20,440
Fidelity Series Overseas Fund	170,036	4,168	103,144	-	24,658	(9,819)	85,899	5,306
Fidelity Series Real Estate Income Fund	5,764	357	3,146	27	57	21	3,053	302
Fidelity Series Select International Small Cap Fund	4,831	-	2,300	-	565	(123)	2,973	192
Fidelity Series Short-Term Credit Fund	26,775	132	25,833	105	(103)	100	1,071	107
Fidelity Series Small Cap Core Fund	46,951	816	27,591	809	7,250	(565)	26,861	1,654
Fidelity Series Small Cap Opportunities Fund	29,370	433	16,641	-	5,769	(1,417)	17,514	867
Fidelity Series Treasury Bill Index Fund	11,688	16,363	28,051	41	-	-	-	-
Fidelity Series Value Discovery Fund	106,366	3,886	59,796	-	9,296	148	59,900	3,210
	5,849,637	386,253	3,410,031	21,914	421,886	(138,371)	3,109,374

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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